Related party disclosures - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) associate	Dec. 31, 2024 USD ($) associate
Disclosure of transactions between related parties [Line Items]
Maximum exposure remaining on performance guarantee	$ 2	$ 4
Number of associates with a performance guarantee | associate	1
Associates | Investment in preferred shares of associates
Disclosure of transactions between related parties [Line Items]
Preferred equity investment in associates	$ 35	$ 34
Number of associates | associate	3	3
Amounts receivable, related party transactions	$ 47
Barclay associate
Disclosure of transactions between related parties [Line Items]
Loan to and from material associate investment (offset in accordance with IAS32)	$ 237	$ 237
Average interest rate on loans	4.10%	4.10%